Shareholder Report, Average Annual Return (Details)		12 Months Ended	53 Months Ended		60 Months Ended	96 Months Ended		98 Months Ended	112 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025 [3]	Mar. 31, 2025 [7]	Mar. 31, 2025
EuroPacific Growth Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(5.80%)			8.24%					4.33%
EuroPacific Growth Fund® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	(1.71%)			8.72%					4.31%
EuroPacific Growth Fund® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	(2.29%)			9.25%	5.80%	[2]
EuroPacific Growth Fund® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class F-1
Average Annual Return, Percent	[1]	(0.07%)			9.51%					4.92%
EuroPacific Growth Fund® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class F-2
Average Annual Return, Percent	[1]	0.22%			9.81%					5.21%
EuroPacific Growth Fund® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class F-3
Average Annual Return, Percent	[1]	0.31%			9.93%			6.57%
EuroPacific Growth Fund® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(3.56%)			8.73%					4.54%
EuroPacific Growth Fund® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	(1.75%)			8.68%					4.51%
EuroPacific Growth Fund® - Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-E
Average Annual Return, Percent	[1]	(0.28%)			9.26%					4.67%
EuroPacific Growth Fund® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	(2.35%)			9.20%	5.74%	[4]
EuroPacific Growth Fund® - Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-F-1
Average Annual Return, Percent	[1]	0.10%			9.71%					5.12%
EuroPacific Growth Fund® - Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-F-2
Average Annual Return, Percent	[1]	0.21%	4.17%	[5]
EuroPacific Growth Fund® - Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-F-3
Average Annual Return, Percent	[1]	0.26%	4.23%	[6]
EuroPacific Growth Fund® - Class R-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-1
Average Annual Return, Percent	[1]	(0.78%)			8.73%					4.16%
EuroPacific Growth Fund® - Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-2
Average Annual Return, Percent	[1]	(0.76%)			8.74%					4.18%
EuroPacific Growth Fund® - Class R-2E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-2E
Average Annual Return, Percent	[1]	(0.48%)			9.05%					4.49%
EuroPacific Growth Fund® - Class R-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-3
Average Annual Return, Percent	[1]	(0.33%)			9.22%					4.64%
EuroPacific Growth Fund® - Class R-4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-4
Average Annual Return, Percent	[1]	(0.03%)			9.55%					4.96%
EuroPacific Growth Fund® - Class R-5E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-5E
Average Annual Return, Percent	[1]	0.16%			9.76%				5.92%
EuroPacific Growth Fund® - Class R-5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-5
Average Annual Return, Percent	[1]	0.27%			9.88%					5.27%
EuroPacific Growth Fund® - Class R-6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class R-6
Average Annual Return, Percent	[1]	0.34%			9.93%					5.33%
Without Sales Load [Member] | EuroPacific Growth Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	(0.05%)			9.53%					4.95%
Without Sales Load [Member] | EuroPacific Growth Fund® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	(0.78%)			8.72%					4.31%
Without Sales Load [Member] | EuroPacific Growth Fund® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	0.22%			9.81%	6.13%	[2]
Without Sales Load [Member] | EuroPacific Growth Fund® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	(0.06%)			9.51%					4.91%
Without Sales Load [Member] | EuroPacific Growth Fund® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	(0.81%)			8.68%					4.51%
Without Sales Load [Member] | EuroPacific Growth Fund® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EuroPacific Growth Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	0.15%			9.76%	6.08%	[4]
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[8]	6.09%	7.75%	[5],[6]	10.92%	5.96%	[2],[4]	6.23%	6.02%	4.98%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.